MARKETABLE SECURITIES (Details) (USD $)	3 Months Ended	9 Months Ended		11 Months Ended	12 Months Ended		16 Months Ended	25 Months Ended
	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013
MARKETABLE SECURITIES.
Realized Gain from Sale of Securities	$ 415,000	$ 1,656,333	$ 755,600	$ 1,490,600	$ 1,490,600		$ 1,490,600	$ 3,146,933